Retirement Plans - Schedule of Benefit Obligation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Pension Plans | U.S. Plans
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	$ 42	$ 43
Service cost	11	0	$ 0
Interest cost	105	2	1
Plan amendments	0	0
Actuarial (gain) loss	(81)	1
Benefits paid	(131)	(4)
Plan participant contributions	0	0
Curtailments	0	0
Settlements	0	0
Acquisitions	3,851	0
Other items	0	0
Foreign currency rate changes	0	0
Benefit obligation at end of year	3,797	42	43
Defined Benefit Pension Plans | Non-U.S. Plans
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	2,406	2,193
Service cost	32	23	32
Interest cost	112	91	44
Plan amendments	(10)	5
Actuarial (gain) loss	(50)	106
Benefits paid	(135)	(100)
Plan participant contributions	6	6
Curtailments	(1)	0
Settlements	(45)	(19)
Acquisitions	969	0
Other items	0	0
Foreign currency rate changes	(152)	101
Benefit obligation at end of year	3,132	2,406	2,193
Other Postretirement Benefit Plans | U.S. Plans
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	0	0
Service cost	0	0	0
Interest cost	2	0	0
Plan amendments	0	0
Actuarial (gain) loss	(2)	0
Benefits paid	(2)	0
Plan participant contributions	0	0
Curtailments	0	0
Settlements	0	0
Acquisitions	61	0
Other items	0	0
Foreign currency rate changes	0	0
Benefit obligation at end of year	59	0	0
Other Postretirement Benefit Plans | Non-U.S. Plans
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	10	10
Service cost	3	2	2
Interest cost	2	0	0
Plan amendments	0	0
Actuarial (gain) loss	(4)	0
Benefits paid	(4)	(3)
Plan participant contributions	0	0
Curtailments	0	0
Settlements	0	0
Acquisitions	49	0
Other items	0	1
Foreign currency rate changes	(4)	0
Benefit obligation at end of year	$ 52	$ 10	$ 10